UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA New Jersey Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
New Jersey - 97.4%    $  7,220   ABN AMRO MuniTops Certificates Trust, New Jersey, GO, Refunding, VRDN, Series
                                 2004-17, 3.76% due 7/15/2011 (g)(i)(k)                                               $     7,220

                         9,995   ABN AMRO MuniTops Certificates Trust, New Jersey, Revenue Bonds, VRDN, Series
                                 2005-46, 3.75% due 7/01/2013 (e)(i)(k)                                                     9,995

                        20,235   Bergen County, New Jersey, Improvement Authority, Subordinate Special Purpose,
                                 Limited Obligation Revenue Bonds (Encap Golf Holdings, LLC Project), VRDN, AMT,
                                 Series C, 3.74% due 4/01/2025 (i)                                                         20,235

                        25,605   Bergen County, New Jersey, Improvement Authority, Subordinate Special Purpose,
                                 Limited Obligation Revenue Refunding Bonds (Encap Golf Holdings, LLC Project),
                                 VRDN, AMT, Series B, 3.72% due 11/01/2025 (i)                                             25,605

                         1,711   Berkeley Heights Township, New Jersey, BAN, 4.125% due 2/20/2008                           1,715

                         3,000   Bordentown Township, New Jersey, BAN, 4.25% due 11/01/2007                                 3,005

                         2,165   Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN, 3.78%
                                 due 9/01/2026 (i)                                                                          2,165

                         5,860   Camden County, New Jersey, Municipal Utilities Authority, County Agreement Sewer
                                 Revenue Refunding Bonds, VRDN, Series B, 4.50% due 7/15/2007 (e)(i)                        5,862

                         3,700   Clark Township, New Jersey, GO, BAN, 4% due 3/28/2008                                      3,708

                         3,800   Eagle Tax-Exempt Trust, New Jersey EDA, Revenue Refunding Bonds, VRDN, Series
                                 2006-0038 Class A, 3.78% due 9/01/2026 (a)(i)(k)                                           3,800

                         8,425   Eagle Tax-Exempt Trust, New Jersey State Turnpike Authority, Turnpike Revenue
                                 Refunding Bonds, VRDN, Series 2003-0041, Class A, 3.78% due 1/01/2030 (a)(i)(k)            8,425

                         3,309   Edgewater, New Jersey, GO, BAN, 4% due 6/13/2008                                           3,317

                         5,660   Egg Harbor, New Jersey, GO, BAN, 4% due 2/15/2008                                          5,669

                         8,600   Freehold Township, New Jersey, GO, BAN, 4.25% due 8/01/2007                                8,605

                         5,400   Gloucester County, New Jersey, Industrial Pollution Control Financing Authority,
                                 Revenue Refunding Bonds (Exxon Mobil Corporation Project), VRDN, 3.77% due
                                 1/01/2022 (i)                                                                              5,400

                         2,563   Gloucester Township, New Jersey, GO, BAN, Series A, 4% due 12/07/2007                      2,567

                         2,726   Hopatcong Boro, New Jersey, GO, BAN, 4.35% due 9/21/2007                                   2,731

                         6,260   Howell Township, New Jersey, GO, TAN, 4% due 3/06/2008                                     6,273

                        48,640   Hudson County, New Jersey, COP, MERLOTS, VRDN, Series A35, 3.79% due 12/01/2021 (g)(i)(k) 48,640



Portfolio Abbreviations


To simplify the listings of CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
COP          Certificates of Participation
CP           Commercial Paper
EDA          Economic Development Authority
EDR          Economic Development Revenue Bonds
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
M/F          Multi-Family
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
S/F          Single-Family
TAN          Tax Anticipation Notes
VRDN         Variable Rate Demand Notes



CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
New Jersey          $    9,188   Jackson Township, New Jersey, GO, BAN, Series B, 4% due 12/06/2007                   $     9,204
(concluded)
                         6,745   Jefferson Township, New Jersey, GO, BAN, 4% due 2/01/2008                                  6,760

                         2,000   Kinnelon, New Jersey, GO, BAN, 4.25% due 2/29/2008                                         2,007

                         9,800   Lakewood Township, New Jersey, Series B, 4% due 11/01/2007                                 9,811

                        25,800   Lehman Municipal Trust Receipts, New Jersey State Transportation Trust Fund,
                                 Revenue Refunding Bonds, FLOATS, VRDN, Series 06-P63, 3.75% due 12/15/2023 (i)(k)         25,800

                         3,670   Lower Township, New Jersey, GO, BAN, 4% due 5/30/2008                                      3,679

                         4,025   Middlesex, New Jersey, GO, BAN, 4% due 5/23/2008                                           4,035

                         9,357   Morristown, New Jersey, GO, BAN, 4.25% due 9/26/2007                                       9,372

                         2,650   Morristown, New Jersey, GO, TAN, 4% due 2/13/2008                                          2,655

                        30,295   Municipal Securities Trust Certificates, New Jersey, Revenue Bonds, VRDN,
                                 Series 2006-3007, Class A, 3.79% due 1/18/2022 (a)(i)(j)(k)                               30,295

                         7,545   Municipal Securities Trust Certificates, New Jersey, Revenue Bonds, VRDN, Series
                                 3023, Class A, 3.79% due 11/11/2030 (a)(i)(k)                                              7,545

                         5,940   Municipal Securities Trust Certificates, Newark, New Jersey, Housing Authority,
                                 Port Authority-Port Newark Marine Terminal Additional Rent-Back, Series 2007-303,
                                 VRDN, Class A, 3.78% due 8/19/2024 (g)(i)(j)(k)                                            5,940

                         3,000   Municipal Securities Trust Certificates, Newark, New Jersey, Housing Authority,
                                 Port Authority-Port Newark Marine Terminal Additional Rent-Back, Series 5030,
                                 VRDN, Class A, 3.75% due 2/15/2025 (g)(i)(j)(k)                                            3,000

                        15,000   New Jersey EDA, CP, 3.71% due 7/20/2007                                                   15,000

                        12,500   New Jersey EDA, CP, 3.88% due 7/24/2007                                                   12,500

                        12,800   New Jersey EDA, CP, 3.87% due 8/24/2007                                                   12,800

                         5,400   New Jersey EDA, EDR (The Frisch School Project), VRDN, 3.70% due 5/01/2036 (i)             5,400

                         7,380   New Jersey EDA, EDR (MZR Real Estate LP Project), VRDN, AMT, 3.84% due 12/01/2026 (i)      7,380

                         3,725   New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series A, 3.93%
                                 due 11/01/2026 (i)                                                                         3,725

                         1,910   New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series B, 3.93% due
                                 11/01/2011 (i)                                                                             1,910

                         7,160   New Jersey EDA, EDR (Wyckoff Family YMCA Inc. Project), VRDN, 3.72% due
                                 10/01/2023 (i)                                                                             7,160

                         9,100   New Jersey EDA, EDR, Refunding (Diocese of Metuchen Project), VRDN, 3.68% due
                                 9/01/2030 (i)                                                                              9,100

                         7,100   New Jersey EDA, EDR, Refunding (Foreign Trade Zone Project), VRDN, 3.78% due
                                 12/01/2007 (i)                                                                             7,100

                         5,400   New Jersey EDA, EDR, Refunding (Jewish Community Foundation Metro West), VRDN,
                                 3.79% due 12/01/2018 (i)                                                                   5,400

                        12,500   New Jersey EDA, EDR, Refunding (Lawrenceville School Project), VRDN, Series B,
                                 3.70% due 7/01/2026 (i)                                                                   12,500

                         6,100   New Jersey EDA, First Mortgage Revenue Bonds (Lion's Gate Project), VRDN, Series C,
                                 3.70% due 1/01/2020 (i)                                                                    6,100

                        39,000   New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project),
                                 VRDN, AMT, Series A, 3.82% due 6/01/2026 (a)(i)                                           39,000

                         3,835   New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN, Series B, 3.68%
                                 due 10/01/2035 (i)                                                                         3,835

                         9,425   New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN, Series C, 3.68%
                                 due 10/01/2010 (i)                                                                         9,425

                         2,550   New Jersey EDA, Revenue Bonds (Esarc, Inc. Project), VRDN, 3.79% due 4/01/2029 (i)         2,550

                         6,830   New Jersey EDA, Revenue Bonds, FLOATS, VRDN, Series 1515, 3.77% due 9/01/2036 (i)(k)       6,830

                         1,740   New Jersey EDA, Revenue Bonds (Jewish Family Service), VRDN, 3.79% due 2/01/2022 (i)       1,740

                        21,955   New Jersey EDA, Revenue Bonds, MERLOTS, VRDN, Series B-02, 3.79% due
                                 6/15/2020 (g)(i)(k)                                                                       21,955

                         3,535   New Jersey EDA, Revenue Bonds (Ocean County YMCA Inc. Project), VRDN, 3.79%
                                 due 9/01/2021 (i)                                                                          3,535

                        11,990   New Jersey EDA, Revenue Bonds (Presbyterian Homes), VRDN, Series A, 3.73% due
                                 4/01/2031 (i)                                                                             11,990

                        12,100   New Jersey EDA, Revenue Bonds, ROCS, VRDN, Series II-R-309, 3.79% due
                                 6/15/2031 (b)(i)(k)                                                                       12,100

                         3,090   New Jersey EDA, Revenue Bonds (Urban League Project), VRDN, 3.79% due 8/01/2019 (i)        3,090

                         2,720   New Jersey EDA, Revenue Bonds (YMCA of Montclair Project), VRDN, 3.89% due
                                 6/01/2022 (i)                                                                              2,720

                        19,475   New Jersey EDA, Revenue Refunding Bonds (Cedar Crest Village, Inc.), VRDN, Series
                                 B, 3.71% due 1/01/2036 (i)                                                                19,475

                         3,100   New Jersey EDA, Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 78G, 3.83% due
                                 1/01/2037 (i)(k)                                                                           3,100

                        19,400   New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN,
                                 AMT, 3.77% due 7/01/2030 (i)                                                              19,400

                         7,000   New Jersey EDA, Thermal Energy Facilities Revenue Bonds (Marina Energy LLC), VRDN,
                                 AMT, Series A, 3.73% due 9/01/2031 (i)                                                     7,000

                        11,700   New Jersey Environmental Infrastructure Trust Revenue Refunding Bonds (Encap Golf
                                 Holdings LLC Project), VRDN, AMT, 3.72% due 11/01/2025 (i)                                11,700

                        11,340   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's
                                 Specialized Hospital Project), VRDN, Series B, 3.70% due 7/01/2036 (i)                    11,340

                         4,999   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 702, 3.79% due 7/01/2014 (g)(i)(k)                                                  4,999

                         9,356   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 943, 3.77% due 7/01/2024 (e)(i)(k)                                                  9,356

                        11,550   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 1157, 3.77% due 7/01/2025 (e)(i)(k)                                                11,550

                         2,845   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Wiley Mission
                                 Project), VRDN, 3.73% due 7/01/2029 (i)                                                    2,845

                         2,835   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 1163, 3.77% due 7/01/2018 (h)(i)(k)                                   2,835

                         8,000   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (RWJ Health Care Corporation), VRDN, 3.73% due 7/01/2032 (i)                               8,000

                           200   New Jersey State Educational Facilities Authority Revenue Bonds (Princeton
                                 University), VRDN, Series B, 3.69% due 7/01/2021 (i)                                         200

                         8,210   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Centenary College), VRDN, Series A, 3.73% due 10/01/2033 (i)                              8,210

                         6,130   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 1419, 3.77% due 7/01/2036 (a)(i)(k)                                   6,130

                         1,100   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Princeton University), VRDN, Series B, 3.84% due 7/01/2022 (i)                            1,100

                        14,930   New Jersey State Highway Authority, Garden State Parkway General Revenue
                                 Refunding Bonds, PUTTERS, VRDN, Series 247, 3.77% due 1/01/2013 (d)(e)(i)(k)              14,930

                         6,835   New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Refunding
                                 Bonds, VRDN, AMT, Series A, 3.75% due 5/01/2028 (f)(i)                                     6,835

                        25,000   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds,
                                 VRDN, AMT, Series Q, 3.75% due 4/01/2032 (i)                                              25,000

                         5,000   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds,
                                 VRDN, AMT, Series R, 3.75% due 4/01/2038 (i)                                               5,000

                        10,925   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding
                                 Bonds, VRDN, AMT, Series O, 3.76% due 10/01/2026 (i)                                      10,925

                         5,300   New Jersey State Transit Corporation, COP, ROCS, VRDN, Series II-R-3045, 3.77%
                                 due 9/15/2021 (e)(i)(k)                                                                    5,300

                         7,405   New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 963-D, 3.77% due 6/15/2025 (e)(i)(k)                                                7,405

                         6,060   New Jersey State Transportation Trust Fund Authority Revenue Bonds, MERLOTS, VRDN,
                                 Series A13, 3.79% due 6/15/2020 (g)(i)(k)                                                  6,060

                        16,360   New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS, VRDN,
                                 Series 332, 3.77% due 12/15/2015 (a)(i)(k)                                                16,360

                         6,995   New Jersey State Transportation Trust Fund Authority Revenue Bonds, ROCS, VRDN,
                                 Series II-R-4040, 3.77% due 6/15/2022 (f)(i)(k)                                            6,995

                         3,845   New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 1102, 3.77% due 12/15/2017 (f)(i)(k)                                  3,845

                         2,995   New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 1117, 3.77% due 12/15/2016 (f)(i)(k)                                  2,995

                         2,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, ROCS, VRDN, Series II-R-684Z, 3.79% due 12/15/2036 (a)(i)(k)                        2,000

                        16,115   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, GO, Refunding, ROCS,
                                 VRDN, Series II-R-4032, 3.77% due 1/01/2021 (f)(i)(k)                                     16,115

                        85,875   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1,
                                 3.72% due 1/01/2024 (f)(i)                                                                85,875

                        51,300   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2,
                                 3.72% due 1/01/2024 (f)(i)                                                                51,300

                         4,475   North Bergen Township, New Jersey, Municipal Utilities Authority, Sewer Revenue
                                 Subordinated Project Notes, 4.25% due 1/15/2008                                            4,489

                         9,725   North Brunswick Township, New Jersey, GO, BAN, Series B, 4% due 11/09/2007                 9,736

                         3,500   Ocean City, New Jersey, BAN, 4% due 3/14/2008                                              3,508

                         8,777   Ocean Township, New Jersey, GO, BAN, 4% due 12/14/2007                                     8,794

                         6,000   Piscataway Township, New Jersey, School District, GO, TAN, 4.35% due 8/29/2007             6,007

                         3,985   Port Authority of New York and New Jersey, CP, 3.70% due 7/06/2007                         3,985

                         2,170   Port Authority of New York and New Jersey, CP, 3.75% due 8/10/2007                         2,170

                        13,915   Port Authority of New York and New Jersey, CP, 3.70% due 9/06/2007                        13,915

                         1,750   Port Authority of New York and New Jersey, PUTTERS, VRDN, AMT, Series 1089, 3.83%
                                 due 9/01/2013 (c)(i)(k)                                                                    1,750

                         8,100   Port Authority of New York and New Jersey, Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 1546, 3.77% due 10/01/2014 (i)(k)                                                   8,100

                        84,300   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 1R, 3.76% due 8/01/2028 (i)     84,300

                        88,200   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 4, 3.72% due 4/01/2024 (i)      88,200

                        47,800   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 3.72% due 12/01/2017 (i)     47,800

                         1,400   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, Series 3, 3.70% due 6/01/2020 (i)            1,400

                         3,100   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, Series 5, 3.70% due 8/01/2024 (i)            3,100

                         2,562   Rahway, New Jersey, GO, BAN, 4.25% due 6/24/2008                                           2,573

                         6,613   Randolph Township, New Jersey, GO, BAN, 4% due 8/21/2007                                   6,616

                         3,695   South Orange Village Township, New Jersey, GO, BAN, 4.35% due 9/13/2007                    3,701

                         7,874   South Plainfield, New Jersey, GO, BAN, 4.25% due 9/25/2007                                 7,887

                         4,560   Tuckerton, New Jersey, GO, BAN, 4% due 6/20/2008                                           4,570

                         4,615   University of Medicine and Dentistry of New Jersey, COP, ROCS, VRDN, Series
                                 II-R-6510, 3.77% due 6/15/2024 (g)(i)(k)                                                   4,615

                        25,200   University of Medicine and Dentistry of New Jersey, Revenue Refunding Bonds,
                                 VRDN, Series B, 3.73% due 12/01/2032 (a)(i)                                               25,200

                         3,929   Waldwick, New Jersey, BAN, 4% due 6/20/2008                                                3,937

                         7,000   Wanaque Boro, New Jersey, GO, BAN, 4% due 8/15/2007                                        7,003

                         1,418   Wyckoff Township, New Jersey, BAN, 4.50% due 8/14/2007                                     1,418


Puerto Rico - 1.3%       4,000   Puerto Rico Commonwealth, Aqueduct and Sewer Authority Revenue Bonds, ROCS, VRDN,
                                 Series II-R-10001CE, 3.79% due 12/27/2008 (i)(k)                                           4,000

                        13,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, ROCS, VRDN, Series II-R-789CE, 3.76% due 8/30/2009 (i)(k)                  13,000

                                 Total Investments (Cost - $1,285,839*) - 98.7%                                         1,285,839
                                 Other Assets Less Liabilities - 1.3%                                                      16,705
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 1,302,544
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) CIFG Insured.

(d) Escrowed to maturity.

(e) FGIC Insured.
(f) FSA Insured.

(g) MBIA Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New Jersey Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007